Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Interest expense	$ 61	$ 49
Net receivables	1,147	2,562
Provisioned balance	$ 18,060	$ 18,148
Related parties repayable, term	1 year
Average interest rate	6.00%	6.00%
Industrias Intercaps De Venezuela [Member]
Related Party Transactions (Details) [Line Items]
Provisioned balance	$ 5,333	$ 5,472
Related parties [member]
Related Party Transactions (Details) [Line Items]
Other expenses, by nature	$ 427,000	$ 325,000	$ 319,000